Intangible Assets and Others, Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Licenses and Frequencies	Information systems	Software	Customer acquisition costs	Goodwill	Customer relationships and other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost
Balance at January 1, 2017	552	304	53	-	830	308	2,047

Additions	-	72	4	120	-	6	202
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation	-	(3)	-	-	(21)	-	(24)
Balance at December 31, 2017	552	325	45	120	809	314	2,165

Additions	-	71	8	138	-	1	218
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	552	296	41	258	809	315	2,271

Accumulated Amortization

Balance at January 1, 2017	382	122	30	-	-	306	840

Amortization for the year	19	68	9	27	-	3	126
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation	-	(1)	-	-	-	-	(1)
Balance at December 31, 2017	401	141	27	27	-	309	905

Amortization for the year	15	74	8	80	-	3	180
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	416	115	23	107	-	312	973

Carrying amounts

At January 1, 2017	170	182	23	-	830	2	1,207
At December 31, 2017	151	184	18	93	809	5	1,260
At December 31, 2018	136	181	18	151	809	3	1,298

Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate
Key assumptions used in the calculation of recoverable amounts are discount rate and terminal value growth rate. These assumptions are as follows:

Pre-tax discount rate and terminal value growth rate

	Pre-tax discount rate		Terminal value growth rate
	2017	2018	2017	2018

Fixed-line segment	10.3%	10.6%	1.5%	1.5%

Schedule of Sensitivity to Changes in Assumptions
The table below shows the amount that these two assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	2017	2018

Pre-tax discount rate	10.8%	11.0%
Terminal value growth rate	0.9%	1.0%